Operating expenses, Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating expense [Abstract]
Prepaid voyage expenses	$ 2,707	$ 4,006
Prepaid vessel operating expenses	2,540	6,676
Other	1,953	2,875
Total prepaid expenses	$ 7,200	$ 13,557